Share-based Payments - Share-based Payment Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 22	$ 26	$ 34
Cash-settled Long Term Incentive Plan (CSLTIP)	13	7	3
Total share-based payment expense (note 9)	35	33	37
Bonus Share Plan (BSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	20	26	26
Long Term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	1	(1)	7
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 1	$ 1	$ 1